UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

Convergence Long/Short Equity ETF
CLSE (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Convergence Long/Short Equity ETF for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://investcip.com/etfstrategies.html. You can also request this information by contacting us at 1-877-677-9414.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Convergence Long/Short Equity ETF	$172	1.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek long-term capital growth.
The net asset value (NAV) of the Convergence Long/Short Equity ETF was up 39.57% over the twelve months ended November 30, 2024, while the Russell 3000 Total Return Index was up 34.49%.
The Fund is comprised of both long and short holdings, combining two portfolios, one of stocks owned (“long”) and the other of stock borrowed and sold (“short”). On average, positions in both the long portfolio and short portfolio positively contributed to Fund returns.
Fund holdings in the Software & Services, Semiconductors, and Capital Goods industry groups contributed the most to total return for the most recent twelve months. Only two industry groups detracted from performance for the same period. Those two were Energy and Commercial & Professional Services.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Convergence Long/Short Equity ETF NAV	39.57	13.49	10.68
Russell 3000 Total Return Index	34.49	15.23	12.89
Visit https://investcip.com/etfstrategies.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Convergence Long/Short Equity ETF	PAGE 1	TSR-AR-89834G760

KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$206,842,070
Number of Holdings	343
Advisory Fee	$1,047,946
Portfolio Turnover	225%
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)
Sector Breakdown

Manufacturing (13.1%)
Professional, Scientific, and Technical Services (10.9%)
Finance and Insurance (9.9%)
Information (6.8%)
Retail Trade (6.1%)
Construction (5.4%)
Administrative and Support and Waste Management and Remediation Services (3.8%)
Utilities (3.2%)
Wholesale Trade (2.9%)
Cash & Other (37.9%)

Top Holdings	(%)
NVIDIA Corp.	4.4%
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.3%
Amazon.com, Inc.	2.7%
AppLovin Corp. - Class A	2.3%
Arista Networks, Inc.	2.0%
Walmart, Inc.	2.0%
Hewlett Packard Enterprise Co.	1.9%
Carvana Co.	1.8%
Lam Research Corp.	1.8%
Security Breakdown
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://investcip.com/etfstrategies.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-677-9414, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Convergence Long/Short Equity ETF	PAGE 2	TSR-AR-89834G760

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. Incorporated by reference to the registrant’s Form N-CSR filed on February 3, 2017.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2024	FYE 11/30/2023
(a) Audit Fees	$17,500	$17,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2024	FYE 11/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2024	FYE 11/30/2023
Registrant	0	0
Registrant’s Investment Adviser	0	0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CONVERGENCE LONG/SHORT EQUITY ETF (CLSE)
Listed on Cboe BZX Exchange, Inc.
Core Financial Statements
November 30, 2024

Convergence Long/Short Equity ETF
Schedule of Investments
November 30, 2024

	Shares	Value
COMMON STOCKS — 114.6%
Administrative and Support Services — 5.6%
Booking Holdings, Inc.(a)	187	$972,770
Bread Financial Holdings, Inc.(a)	33,155	1,950,509
Duolingo, Inc.(a)(b)	2,954	1,028,790
Expedia Group, Inc.(a)(b)	6,972	1,287,171
Janus Henderson Group PLC(a)	43,698	1,978,645
PayPal Holdings, Inc.(a)(b)	33,188	2,879,723
Sezzle, Inc.(a)(b)	3,578	1,517,179
		11,614,787
Air Transportation — 0.3%
United Airlines Holdings, Inc.(a)(b)	7,259	702,889
Ambulatory Health Care Services — 1.2%
DaVita, Inc.(a)(b)	10,505	1,745,616
Natera, Inc.(b)	2,334	391,598
Veracyte, Inc.(a)(b)	6,946	298,331
		2,435,545
Beverage and Tobacco Product Manufacturing — 0.8%
Altria Group, Inc.(a)	29,435	1,699,577
Broadcasting and Content Providers — 0.3%
Fox Corp. - Class A(a)	12,903	607,989
Building Material and Garden Equipment and Supplies Dealers — 1.2%
Home Depot, Inc.(a)	5,789	2,484,234
Chemical Manufacturing — 5.6%
AbbVie, Inc.(a)	8,793	1,608,504
Bristol-Myers Squibb Co.(a)	36,198	2,143,646
CF Industries Holdings, Inc.(a)	9,006	807,478
Corcept Therapeutics, Inc.(a)(b)	7,421	428,043
Gilead Sciences, Inc.(a)	24,098	2,230,993
Halozyme Therapeutics, Inc.(a)(b)	26,712	1,287,518
Jazz Pharmaceuticals PLC(a)(b)	3,501	425,687
Procter & Gamble Co.(a)	5,544	993,817
United Therapeutics Corp.(a)(b)	3,731	1,382,298
Vertex Pharmaceuticals, Inc.(a)(b)	819	383,398
		11,691,382
Computer and Electronic Product Manufacturing — 17.8%
Advanced Energy Industries, Inc.(a)	1,199	137,933
Amphenol Corp. - Class A(a)	15,701	1,140,678
Apple, Inc.	7,548	1,791,367
Arista Networks, Inc.(a)(b)	10,259	4,163,307
Broadcom, Inc.(a)	17,108	2,772,865
InterDigital, Inc.(a)	17,329	3,395,791
Lam Research Corp.(a)	49,976	3,692,227
Micron Technology, Inc.(a)	29,206	2,860,728

The accompanying notes are an integral part of these financial statements.

1

Convergence Long/Short Equity ETF
Schedule of Investments
November 30, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Computer and Electronic Product Manufacturing — (Continued)
Monolithic Power Systems, Inc.(a)	1,060	$601,698
NetApp, Inc.(a)	17,583	2,156,379
NVIDIA Corp.(a)	65,161	9,008,508
QUALCOMM, Inc.(a)	21,889	3,470,063
Vertiv Holdings Co. - Class A(a)	12,656	1,614,906
		36,806,450
Construction of Buildings — 0.4%
NVR, Inc.(a)(b)	53	489,486
Toll Brothers, Inc.(a)	2,703	446,454
		935,940
Credit Intermediation and Related Activities — 9.4%
Bank of America Corp.(a)	36,440	1,731,264
Comerica, Inc.(a)	17,952	1,297,032
Euronet Worldwide, Inc.(a)(b)	10,093	1,061,077
Fifth Third Bancorp(a)	34,100	1,638,846
JPMorgan Chase & Co.(a)	5,475	1,367,217
Northern Trust Corp.(a)	21,210	2,357,704
PNC Financial Services Group, Inc.(a)	7,142	1,533,530
Regions Financial Corp.(a)	56,995	1,553,684
Synchrony Financial(a)	35,552	2,400,471
UMB Financial Corp.(a)	11,108	1,393,943
Wells Fargo & Co.(a)	21,413	1,631,028
Zions Bancorp NA(a)	24,694	1,494,481
		19,460,277
Fabricated Metal Product Manufacturing — 1.4%
Mueller Industries, Inc.(a)	19,397	1,566,696
Mueller Water Products, Inc. - Class A(a)	55,515	1,390,095
		2,956,791
Food and Beverage Retailers — 0.2%
Kroger Co.(a)	5,929	362,143
Food Manufacturing — 1.5%
Pilgrim's Pride Corp.(a)(b)	35,123	1,812,698
Tyson Foods, Inc. - Class A(a)	19,369	1,249,301
		3,061,999
Food Services and Drinking Places — 0.3%
Cava Group, Inc.(a)(b)	3,857	543,451
Funds, Trusts, and Other Financial Vehicles — 1.3%
Garmin Ltd.(a)	3,661	778,329
SEI Investments Co.(a)	23,969	1,980,558
		2,758,887
General Merchandise Retailers — 2.0%
Walmart, Inc.(a)	44,734	4,137,895

The accompanying notes are an integral part of these financial statements.

2

Convergence Long/Short Equity ETF
Schedule of Investments
November 30, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health and Personal Care Retailers — 0.0%(c)
CVS Health Corp.(a)	49	$2,933
Heavy and Civil Engineering Construction — 3.3%
Fluor Corp.(a)(b)	3,752	210,600
Granite Construction, Inc.(a)	18,100	1,798,597
MasTec, Inc.(a)(b)	9,987	1,438,727
Primoris Services Corp.(a)	21,063	1,763,184
Sterling Infrastructure, Inc.(a)(b)	8,016	1,558,711
		6,769,819
Hospitals — 1.7%
Encompass Health Corp.(a)	5,789	595,920
Tenet Healthcare Corp.(a)(b)	9,892	1,411,390
Universal Health Services, Inc. - Class B(a)	7,170	1,469,850
		3,477,160
Insurance Carriers and Related Activities — 3.3%
Allstate Corp.(a)	4,760	987,176
Cincinnati Financial Corp.(a)	1,111	177,571
CNA Financial Corp.(a)	15,940	804,014
Frontdoor, Inc.(a)(b)	18,771	1,099,981
HealthEquity, Inc.(a)(b)	1,586	161,043
MetLife, Inc.(a)	11,769	1,038,379
Progressive Corp.(a)	3,714	998,620
Prudential Financial, Inc.(a)	3,023	391,206
Reinsurance Group of America, Inc.(a)	5,001	1,142,228
		6,800,218
Merchant Wholesalers, Durable Goods — 1.0%
Allison Transmission Holdings, Inc.(a)	11,642	1,379,577
Avnet, Inc.(a)	11,145	609,743
		1,989,320
Merchant Wholesalers, Nondurable Goods — 3.0%
Amneal Pharmaceuticals, Inc.(a)(b)	207,970	1,719,912
Cardinal Health, Inc.(a)	14,727	1,800,228
Cencora, Inc.(a)	7,300	1,836,315
McKesson Corp.(a)	1,520	955,320
		6,311,775
Mining (except Oil and Gas) — 1.0%
Coeur Mining, Inc.(a)(b)	36,725	237,244
CONSOL Energy, Inc.(a)	11,719	1,531,673
Southern Copper Corp.(a)	3,887	390,072
		2,158,989

The accompanying notes are an integral part of these financial statements.

3

Convergence Long/Short Equity ETF
Schedule of Investments
November 30, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Miscellaneous Manufacturing — 1.7%
Johnson & Johnson(a)	11,360	$1,760,913
Peloton Interactive, Inc. - Class A(a)(b)	80,067	827,893
ResMed, Inc.(a)	3,384	842,684
		3,431,490
Motor Vehicle and Parts Dealers — 2.9%
Cargurus, Inc.(a)(b)	47,716	1,804,619
Carvana Co.(a)(b)	14,693	3,826,351
Murphy USA, Inc.(a)	780	427,284
		6,058,254
Nonmetallic Mineral Product Manufacturing — 1.1%
Corning, Inc.(a)	27,341	1,330,686
Eagle Materials, Inc.(a)	2,836	876,097
Owens Corning(a)	14	2,879
		2,209,662
Oil and Gas Extraction — 1.1%
APA Corp.(a)	26,137	592,003
CNX Resources Corp.(a)(b)	39,670	1,607,429
		2,199,432
Paper Manufacturing — 0.5%
Sylvamo Corp.(a)	12,273	1,132,675
Petroleum and Coal Products Manufacturing — 0.3%
Valero Energy Corp.(a)	4,267	593,454
Professional, Scientific, and Technical Services — 13.9%
Alphabet, Inc. - Class A(a)	41,394	6,993,516
Alphabet, Inc. - Class C(a)	5,663	965,485
AppLovin Corp. - Class A(a)(b)	13,852	4,664,661
Booz Allen Hamilton Holding Corp.(a)	2,297	340,370
CACI International, Inc. - Class A(a)(b)	1,588	730,289
Exelixis, Inc.(a)(b)	16,353	596,230
F5, Inc.(a)(b)	5,269	1,319,094
Gen Digital, Inc.(a)	62,315	1,922,418
GoDaddy, Inc. - Class A(a)(b)	15,131	2,989,432
Leidos Holdings, Inc.	4,014	663,916
Nutanix, Inc. - Class A(a)(b)	33,719	2,201,176
Oracle Corp.(a)	14,773	2,730,641
Paylocity Holding Corp.(a)(b)	2,350	487,719
Science Applications International Corp.(a)	5,284	656,537
Ubiquiti, Inc.(a)	4,416	1,530,100
		28,791,584
Publishing Industries — 7.3%
ACI Worldwide, Inc.(a)(b)	49,180	2,794,408
Box, Inc. - Class A(a)(b)	4,248	149,062

The accompanying notes are an integral part of these financial statements.

4

Convergence Long/Short Equity ETF
Schedule of Investments
November 30, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Publishing Industries — (Continued)
Commvault Systems, Inc.(a)(b)	16,951	$2,908,622
DocuSign, Inc.(a)(b)	35,330	2,815,448
Hewlett Packard Enterprise Co.(a)	186,618	3,960,034
Palantir Technologies, Inc. - Class A(a)(b)	35,681	2,393,481
		15,021,055
Rail Transportation — 0.5%
Union Pacific Corp.(a)	4,166	1,019,254
Real Estate — 0.2%
Jones Lang LaSalle, Inc.(a)(b)	1,583	444,190
Rental and Leasing Services — 1.0%
Netflix, Inc.(a)(b)	1,960	1,738,148
Ryder System, Inc.(a)	2,641	445,906
		2,184,054
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.2%
Blackrock, Inc.(a)	1,549	1,584,317
StoneX Group, Inc.(a)(b)	18,070	1,874,943
Victory Capital Holdings, Inc. - Class A(a)	14,663	1,018,786
		4,478,046
Specialty Trade Contractors — 1.9%
ABM Industries, Inc.(a)	6,979	398,989
EMCOR Group, Inc.(a)	3,139	1,601,267
IES Holdings, Inc.(a)(b)	6,016	1,864,088
		3,864,344
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 2.8%
Amazon.com, Inc.(a)(b)	26,635	5,537,150
Coupang, Inc.(a)(b)	12,599	319,511
		5,856,661
Support Activities for Mining — 1.3%
Royal Gold, Inc.(a)	6,779	991,497
TechnipFMC PLC(a)	54,044	1,695,360
		2,686,857
Support Activities for Transportation — 0.8%
CH Robinson Worldwide, Inc.(a)	11,287	1,191,682
Matson, Inc.(a)	2,739	419,560
		1,611,242
Telecommunications — 1.1%
AT&T, Inc.(a)	33,841	783,758
T-Mobile US, Inc.(a)	6,126	1,512,754
		2,296,512

The accompanying notes are an integral part of these financial statements.

5

Convergence Long/Short Equity ETF
Schedule of Investments
November 30, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Transportation Equipment Manufacturing — 2.9%
Atmus Filtration Technologies, Inc.(a)	28,920	$1,251,947
General Motors Co.(a)	31,127	1,730,350
Tesla, Inc.(a)(b)	8,635	2,980,456
		5,962,753
Utilities — 4.3%
Avista Corp.(a)	25,925	1,003,038
Cheniere Energy, Inc.(a)	9,574	2,144,672
GE Vernova, Inc.(a)(b)	2,991	999,353
NRG Energy, Inc.(a)	16,125	1,638,461
Pinnacle West Capital Corp.(a)	7,443	697,409
Spire, Inc.(a)	13,592	994,799
Vistra Corp.(a)	8,488	1,356,722
		8,834,454
Water Transportation — 0.4%
Carnival Corp.(a)(b)	31,117	791,305
Web Search Portals, Libraries, Archives, and Other Information Services — 3.3%
Meta Platforms, Inc. - Class A(a)	11,829	6,793,631
Wood Product Manufacturing — 0.5%
Louisiana-Pacific Corp.(a)	8,671	1,024,912
TOTAL COMMON STOCKS (Cost $198,442,657)		237,056,271
REAL ESTATE INVESTMENT TRUSTS — 2.6%
Professional, Scientific, and Technical Services — 0.4%
Outfront Media, Inc.(a)	40,205	772,338
Real Estate — 1.8%
CareTrust REIT, Inc.(a)	28,813	858,339
COPT Defense Properties(a)	23,643	779,037
Equity Residential(a)	9,809	751,958
Lamar Advertising Co. - Class A(a)	5,089	682,028
Simon Property Group, Inc.(a)	3,860	708,696
		3,780,058
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.4%
Innovative Industrial Properties, Inc.(a)	7,057	769,354
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,926,405)		5,321,750

The accompanying notes are an integral part of these financial statements.

6

Convergence Long/Short Equity ETF
Schedule of Investments
November 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 4.56%(d)	467,866	$467,866
TOTAL SHORT-TERM INVESTMENTS (Cost $467,866)		467,866
TOTAL INVESTMENTS — 117.4% (Cost $203,836,928)		$242,845,887
Liabilities in Excess of Other Assets — (17.4)%		(36,003,817)
TOTAL NET ASSETS — 100.0%		$206,842,070

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $238,066,004.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

7

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2024

	Shares	Value
COMMON STOCKS — (49.5)%
Accommodation — (0.3)%
Hilton Grand Vacations, Inc.	(2,787)	$(118,141)
Penn Entertainment, Inc.	(4,521)	(97,608)
Vail Resorts, Inc.	(2,679)	(480,184)
		(695,933)
Administrative and Support Services — (1.9)%
ACV Auctions, Inc. - Class A	(11,585)	(262,053)
Live Nation Entertainment, Inc.	(4,651)	(643,001)
MSCI, Inc.	(1,772)	(1,080,264)
RB Global, Inc.	(2,627)	(256,815)
Remitly Global, Inc.	(34,326)	(705,743)
ROBLOX Corp. - Class A	(13,878)	(695,704)
Six Flags Entertainment Corp.	(3,936)	(181,804)
		(3,825,384)
Air Transportation — (0.1)%
JetBlue Airways Corp.	(24,624)	(147,005)
Amusement, Gambling, and Recreation Industries — (0.2)%
Walt Disney Co.	(3,359)	(394,582)
Beverage and Tobacco Product Manufacturing — (0.5)%
Celsius Holdings, Inc.	(19,523)	(555,430)
Monster Beverage Corp.	(9,118)	(502,675)
		(1,058,105)
Broadcasting and Content Providers — (0.4)%
Warner Bros Discovery, Inc.	(88,139)	(923,697)
Chemical Manufacturing — (2.9)%
Air Products and Chemicals, Inc.	(958)	(320,288)
Albemarle Corp.	(3,232)	(348,087)
Apellis Pharmaceuticals, Inc.	(10,455)	(354,738)
Arrowhead Pharmaceuticals, Inc.	(13,050)	(339,692)
Bridgebio Pharma, Inc.	(24,637)	(667,416)
Coty, Inc. - Class A	(47,448)	(350,641)
elf Beauty, Inc.	(4,314)	(558,749)
Estee Lauder Cos., Inc. - Class A	(3,786)	(273,046)
Exact Sciences Corp.	(2,847)	(176,742)
Huntsman Corp.	(8,488)	(166,195)
Ionis Pharmaceuticals, Inc.	(12,943)	(462,453)
Madrigal Pharmaceuticals, Inc.	(1,148)	(376,762)
Moderna, Inc.	(27,992)	(1,205,336)
QuidelOrtho Corp.	(8,038)	(329,558)
		(5,929,703)

The accompanying notes are an integral part of these financial statements.

8

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — (0.3)%
Foot Locker, Inc.	(9,984)	$(251,098)
Lululemon Athletica, Inc.	(1,053)	(337,655)
		(588,753)
Computer and Electronic Product Manufacturing — (10.8)%
Allegro MicroSystems, Inc.	(46,274)	(1,005,534)
Bruker Corp.	(12,330)	(714,523)
Cisco Systems, Inc.	(21,971)	(1,300,903)
Cognex Corp.	(27,373)	(1,094,373)
Dell Technologies, Inc. - Class C	(8,821)	(1,125,471)
Dolby Laboratories, Inc. - Class A	(11,649)	(912,350)
EchoStar Corp. - Class A	(37,033)	(936,565)
Enphase Energy, Inc.	(3,600)	(256,860)
First Solar, Inc.	(13,148)	(2,620,002)
Intel Corp.	(76,204)	(1,832,706)
Lattice Semiconductor Corp.	(18,447)	(1,046,867)
Masimo Corp.	(2,158)	(372,341)
Microchip Technology, Inc.	(20,606)	(1,404,711)
ON Semiconductor Corp.	(11,596)	(824,707)
Roper Technologies, Inc.	(2,486)	(1,408,170)
Super Micro Computer, Inc.	(27,087)	(884,120)
Teledyne Technologies, Inc.	(2,353)	(1,141,817)
Texas Instruments, Inc.	(8,189)	(1,646,235)
Western Digital Corp.	(20,788)	(1,517,316)
Zebra Technologies Corp. - Class A	(898)	(365,486)
		(22,411,057)
Construction of Buildings — (0.2)%
Century Communities, Inc.	(1,551)	(140,148)
LGI Homes, Inc.	(1,763)	(193,031)
		(333,179)
Credit Intermediation and Related Activities — (2.6)%
Banc of California, Inc.	(31,974)	(550,912)
Citigroup, Inc.	(5,714)	(404,951)
Credit Acceptance Corp.	(1,662)	(827,177)
Eastern Bankshares, Inc.	(19,711)	(367,413)
First Citizens BancShares, Inc./NC - Class A	(328)	(752,760)
Flagstar Financial, Inc.	(49,577)	(593,437)
KeyCorp	(23,076)	(449,520)
Mr Cooper Group, Inc.	(6,270)	(618,661)
Popular, Inc.	(3,017)	(299,769)
Truist Financial Corp.	(4,454)	(212,367)
Western Alliance Bancorp	(4,219)	(394,941)
		(5,471,908)

The accompanying notes are an integral part of these financial statements.

9

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Data Processing, Hosting & Related Services — (0.8)%
Airbnb, Inc. - Class A	(6,632)	$(902,681)
Alight, Inc. - Class A	(33,057)	(264,456)
Five9, Inc.	(12,439)	(513,482)
		(1,680,619)
Electrical Equipment, Appliance, and Component Manufacturing — (0.2)%
SharkNinja, Inc.	(3,186)	(320,352)
Fabricated Metal Product Manufacturing — (0.4)%
Chart Industries, Inc.	(1,782)	(344,372)
Enovis Corp.	(9,866)	(481,559)
		(825,931)
Food Manufacturing — (0.7)%
Darling Ingredients, Inc.	(9,748)	(395,086)
Hershey Co.	(2,658)	(468,154)
Lamb Weston Holdings, Inc.	(6,589)	(508,934)
		(1,372,174)
Furniture, Home Furnishings, Electronics, and Appliance Retailers — (1.1)%
Floor & Decor Holdings, Inc. - Class A	(10,379)	(1,164,627)
RH	(3,121)	(1,202,022)
		(2,366,649)
General Merchandise Retailers — (1.4)%
Dollar General Corp.	(10,572)	(816,898)
Dollar Tree, Inc.	(12,717)	(906,341)
Five Below, Inc.	(13,018)	(1,206,769)
		(2,930,008)
Insurance Carriers and Related Activities — (1.7)%
Arthur J Gallagher & Co.	(1,151)	(359,388)
Assured Guaranty Ltd.	(3,464)	(323,122)
Berkshire Hathaway, Inc. - Class B	(2,853)	(1,378,056)
Brighthouse Financial, Inc.	(6,428)	(335,991)
Kinsale Capital Group, Inc.	(870)	(442,343)
Markel Group, Inc.	(163)	(290,616)
RenaissanceRe Holdings Ltd.	(1,046)	(299,313)
		(3,428,829)
Machinery Manufacturing — (1.3)%
AGCO Corp.	(3,934)	(398,160)
Brunswick Corp./DE	(2,208)	(177,766)
General Electric Co.	(7,365)	(1,341,608)
Terex Corp.	(6,700)	(367,093)
Xylem, Inc./NY	(3,742)	(474,299)
		(2,758,926)
Management of Companies and Enterprises — (1.6)%
Atlanta Braves Holdings, Inc. - Class C	(5,793)	(233,748)
CNH Industrial NV	(33,489)	(420,622)

The accompanying notes are an integral part of these financial statements.

10

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Management of Companies and Enterprises — (Continued)
Rivian Automotive, Inc. - Class A	(88,236)	$(1,079,126)
Smurfit WestRock PLC	(7,004)	(385,360)
StoneCo Ltd. - Class A	(54,793)	(519,438)
U-Haul Holding Co.	(5,103)	(318,631)
White Mountains Insurance Group Ltd.	(216)	(434,158)
		(3,391,083)
Merchant Wholesalers, Durable Goods — (1.0)%
LKQ Corp.	(8,950)	(351,646)
Pool Corp.	(3,502)	(1,320,569)
SiteOne Landscape Supply, Inc.	(2,204)	(337,763)
		(2,009,978)
Merchant Wholesalers, Nondurable Goods — (0.2)%
Birkenstock Holding PLC	(7,232)	(373,605)
Mining (except Oil and Gas) — (0.7)%
Martin Marietta Materials, Inc.	(438)	(262,800)
Summit Materials, Inc. - Class A	(9,010)	(458,969)
Uranium Energy Corp.	(49,812)	(413,938)
Vulcan Materials Co.	(921)	(265,368)
		(1,401,075)
Miscellaneous Manufacturing — (1.8)%
Dexcom, Inc.	(17,993)	(1,403,274)
Edwards Lifesciences Corp.	(7,986)	(569,801)
Inari Medical, Inc.	(6,755)	(350,720)
Inspire Medical Systems, Inc.	(3,910)	(753,692)
Neogen Corp.	(37,228)	(527,893)
PROCEPT BioRobotics Corp.	(2,094)	(200,165)
		(3,805,545)
Motor Vehicle and Parts Dealers — (0.2)%
Asbury Automotive Group, Inc.	(1,183)	(307,379)
Oil and Gas Extraction — (0.7)%
EQT Corp.	(11,589)	(526,604)
Expand Energy Corp.	(4,488)	(444,133)
Northern Oil & Gas, Inc.	(10,280)	(447,077)
		(1,417,814)
Performing Arts, Spectator Sports, and Related Industries — (0.3)%
Caesars Entertainment, Inc.	(8,002)	(307,997)
Churchill Downs, Inc.	(2,612)	(371,191)
		(679,188)
Plastics and Rubber Products Manufacturing — (0.6)%
West Pharmaceutical Services, Inc.	(4,036)	(1,314,444)

The accompanying notes are an integral part of these financial statements.

11

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Primary Metal Manufacturing — (0.2)%
Alcoa Corp.	(4,934)	$(229,086)
Steel Dynamics, Inc.	(1,931)	(280,516)
		(509,602)
Professional, Scientific, and Technical Services — (3.4)%
Accenture PLC - Class A	(3,116)	(1,129,145)
Aspen Technology, Inc.	(6,881)	(1,720,250)
Atlassian Corp. - Class A	(3,770)	(993,697)
CG oncology, Inc.	(6,280)	(218,230)
Charles River Laboratories International, Inc.	(1,404)	(279,480)
Cleanspark, Inc.	(36,407)	(522,441)
Cytokinetics, Inc.	(11,049)	(573,001)
Elastic NV	(6,655)	(728,456)
Take-Two Interactive Software, Inc.	(4,135)	(778,951)
		(6,943,651)
Publishing Industries — (3.0)%
Braze, Inc. - Class A	(30,986)	(1,230,764)
Cadence Design Systems, Inc.	(3,033)	(930,555)
Dayforce, Inc.	(3,664)	(293,083)
News Corp. - Class B	(36,367)	(1,167,017)
NEXTracker, Inc. - Class A	(11,716)	(447,083)
Paycor HCM, Inc.	(16,854)	(304,383)
Synopsys, Inc.	(1,912)	(1,067,833)
ZoomInfo Technologies, Inc.	(68,393)	(748,219)
		(6,188,937)
Real Estate — (0.1)%
St Joe Co.	(3,253)	(166,163)
Rental and Leasing Services — (0.3)%
Air Lease Corp.	(11,673)	(594,156)
Repair and Maintenance — (0.5)%
Driven Brands Holdings, Inc.	(17,791)	(299,778)
Mister Car Wash, Inc.	(25,820)	(206,560)
Valvoline, Inc.	(15,763)	(625,949)
		(1,132,287)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (2.0)%
Aurora Innovation, Inc.	(97,414)	(630,269)
Franklin Resources, Inc.	(33,206)	(755,769)
Goldman Sachs Group, Inc.	(1,568)	(954,238)
LPL Financial Holdings, Inc.	(2,196)	(714,029)
Nasdaq, Inc.	(7,646)	(634,541)
XP, Inc. - Class A	(25,141)	(340,409)
		(4,029,255)

The accompanying notes are an integral part of these financial statements.

12

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Support Activities for Mining — (1.0)%
Atlas Energy Solutions, Inc.	(20,878)	$(492,095)
Gulfport Energy Corp.	(3,011)	(529,334)
Patterson-UTI Energy, Inc.	(65,075)	(546,630)
Valaris Ltd.	(12,286)	(567,490)
		(2,135,549)
Support Activities for Transportation — (0.3)%
Norfolk Southern Corp.	(1,000)	(275,850)
XPO, Inc.	(2,060)	(313,965)
		(589,815)
Telecommunications — (0.5)%
Charter Communications, Inc. - Class A	(2,437)	(967,404)
Transportation Equipment Manufacturing — (1.4)%
AAR Corp.	(5,582)	(388,061)
AeroVironment, Inc.	(1,278)	(248,571)
Aptiv PLC	(11,982)	(665,360)
Boeing Co.	(6,608)	(1,027,147)
Gentex Corp.	(6,160)	(188,250)
Oshkosh Corp.	(2,926)	(332,423)
		(2,849,812)
Truck Transportation — (0.3)%
Knight-Swift Transportation Holdings, Inc.	(3,276)	(194,463)
Saia, Inc.	(763)	(434,208)
		(628,671)
Utilities — (1.0)%
AES Corp.	(22,405)	(292,161)
American Water Works Co., Inc.	(3,933)	(538,585)
Atmos Energy Corp.	(1,333)	(201,710)
Brookfield Infrastructure Corp. - Class A	(6,046)	(271,405)
Essential Utilities, Inc.	(12,816)	(513,024)
Sempra	(3,558)	(333,278)
		(2,150,163)
Web Search Portals, Libraries, Archives, and Other Information Services — (0.4)%
Pinterest, Inc. - Class A	(30,234)	(916,695)
Wood Product Manufacturing — (0.2)%
Trex Co., Inc.	(4,913)	(368,622)
TOTAL COMMON STOCKS (Proceeds $100,252,698)		(102,333,687)
REAL ESTATE INVESTMENT TRUSTS — (1.5)%
Forestry and Logging — (0.1)%
PotlatchDeltic Corp.	(5,551)	(248,907)

The accompanying notes are an integral part of these financial statements.

13

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — (Continued)
Real Estate — (1.0)%
Equinix, Inc.	(305)	$(299,351)
Kite Realty Group Trust	(12,448)	(343,191)
Prologis, Inc.	(1,936)	(226,086)
Public Storage	(1,391)	(484,138)
Rayonier, Inc.	(4,712)	(150,171)
Rexford Industrial Realty, Inc.	(7,573)	(318,672)
Starwood Property Trust, Inc.	(17,732)	(361,201)
		(2,182,810)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (0.2)%
Americold Realty Trust, Inc.	(13,939)	(332,584)
Warehousing and Storage — (0.2)%
Extra Space Storage, Inc.	(1,910)	(326,534)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $3,036,742)		(3,090,835)
EXCHANGE TRADED FUNDS — (0.5)%
Invesco QQQ Trust Series 1	(1,987)	(1,012,854)
iShares Core S&P 500 ETF	(2)	(1,210)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,000,932)		$(1,014,064)
TOTAL SECURITIES SOLD SHORT — (51.5)% (Proceeds $104,290,372)		$(106,438,586)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

14

Convergence Long/Short Equity ETF
Statement of Assets and Liabilities
November 30, 2024

Assets
Investments, at value (cost $203,836,928)	$242,845,887
Deposit for short sales at broker	70,375,555
Dividends and interest receivable	238,592
Cash	28
Total assets	313,460,062
Liabilities
Securities sold short, at value (proceeds $104,290,372)	106,438,586
Dividends payable on short positions	27,686
Payable to Adviser	151,720
Total liabilities	106,617,992
Net Assets	$206,842,070
Net Assets Consist of:
Paid-in capital	186,896,579
Total distributable earnings	19,945,491
Net assets	$206,842,070
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	8,797,329
Net asset value, redemption price and offering price per share	$23.51

The accompanying notes are an integral part of these financial statements.

15

Convergence Long/Short Equity ETF
Statement of Operations
For the Year Ended November 30, 2024

Investment Income
Dividend income	$1,625,453
Prime broker interest income, net	1,609,253
Interest Income	21,345
Total investment income	3,256,051
Expenses
Management fees	1,047,946
Dividends on short positions	543,784
Other expenses	1,220
Total expenses	1,592,950
Net investment income	1,663,101
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(2,367,051)
In-kind redemptions	13,020,196
Short transactions	(14,565,219)
Change in net unrealized appreciation (depreciation) on:
Investments	35,029,112
Short positions	(3,140,226)
Realized and Unrealized Gain on Investments	27,976,812
Net Increase in Net Assets from Operations	$29,639,913

The accompanying notes are an integral part of these financial statements.

16

Convergence Long/Short Equity ETF
Statements of Changes in Net Assets

	Year Ended November 30, 2024	Year Ended November 30, 2023
From Operations
Net investment income	$1,663,101	$372,285
Net realized gain (loss) from:
Investments	(2,367,051)	(1,792,565)
In-kind redemptions	13,020,196	4,103,411
Short transactions	(14,565,219)	1,128,853
Change in net unrealized appreciation (depreciation) on:
Investments	35,029,112	565,669
Short positions	(3,140,226)	(1,480,089)
Net increase in net assets from operations	29,639,913	2,897,564
From Distributions
Dividend and distributions	(389,482)	(194,639)
Decrease in net assets resulting from distributions paid	(389,482)	(194,639)
From Capital Share Transactions
Proceeds from shares sold	192,047,617	23,548,901
Payments for shares redeemed	(46,297,986)	(18,785,490)
Payments for transaction fees (Note 8)	838	46
Net increase in net assets from capital share transactions	145,750,469	4,763,457
Total Increase In Net Assets	175,000,900	7,466,382
Net Assets
Beginning of year	31,841,170	24,374,788
End of year	$ 206,842,070	$31,841,170

The accompanying notes are an integral part of these financial statements.

17

Convergence Long/Short Equity ETF
Statement of Cash Flows
For the Year Ended November 30, 2024

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$29,639,913
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(503,419,595)
Proceeds from sales of short-term investments, net	76,562
Proceeds from sales of long-term investments	343,555,762
Return of capital distributions received from underlying investments	134,667
Increase in dividends and interest receivable	(178,657)
Decrease in receivable for investment securities sold	655,080
Proceeds from securities sold short	275,735,999
Purchases to cover securities sold short	(202,152,863)
Decrease in payable for investment securities purchased	(1,034,665)
Increase in dividends payable on short positions	7,507
Increase in payable to Adviser	129,279
Net change in unrealized appreciation on investments	(35,029,112)
Net change in unrealized on short positions	3,140,226
Net realized gain on investments	(10,653,145)
Net realized gain on short transactions	14,565,219
Net cash used in operating activities	(84,827,823)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	192,388,653
Payment on shares redeemed	(46,297,986)
Proceeds from transaction fees	838
Cash distributions paid to shareholders	(389,482)
Net cash provided by financing activities	145,702,023
Net change in cash	60,874,200
CASH:
Beginning balance	9,501,383
Ending balance	$70,375,583
SUPPLEMENTAL DISCLOSURES:
Cash received for interest	1,779,194
Cash paid for interest	(169,940)
Non-cash operating activities - purchases of investment securities in-kind	(47,402,303)
Non-cash operating activities - sales of investment securities in-kind	213,314,189
Non-cash financing activities - proceeds from shares sold in-kind	(47,402,303)
Non-cash financing activities - payment on shares redeemed in-kind	213,314,189
Non-cash financing activities - increase in receivable for fund shares sold	341,036
RESTRICTED AND UNRESTRICTED CASH
Beginning balances
Cash	—
Deposit for short sales at broker	9,501,383
9,501,383
Ending balances
Cash	28
Deposit for short sales at broker	70,375,555
70,375,583

The accompanying notes are an integral part of these financial statements.

18

Convergence Long/Short Equity ETF
Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended November 30,
	2024	2023	2022(5)	2021	2020
Net asset value, beginning of year	$17.05	$15.45	$17.94	$14.03	$19.76
Income from investment operations:
Net investment income (loss)(1)	0.32	0.23	0.07	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	6.34	1.49	0.31	3.98	(1.11)
Total from Investment Operations	6.66	1.72	0.38	3.95	(1.10)
Less distributions paid:
From net investment income	(0.20)	(0.12)	—	(0.04)	(0.13)
From net realized gains	—	—	(2.87)	—	(4.50)
Total distributions paid	(0.20)	(0.12)	(2.87)	(0.04)	(4.63)
Net asset value, end of year	$23.51	$17.05	$15.45	$17.94	$14.03
Market Price, End of Year	$23.55	$17.04	$15.43	$—	$—
Total Return on NAV(2)	39.57%	11.28%	2.39%	28.26%	−7.68%
Supplemental Data and Ratios:
Net assets at end of year (000’s)	$206,842	$31,841	$24,375	$29,313	$22,537
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(3)	1.44%	1.55%	1.58%	2.56%	2.58%
After waiver, expense reimbursement and recoupments(3)	1.44%	1.55%	1.38%	2.11%	2.39%
Ratio of net investment income (loss) to average net assets:
Before waiver, expense reimbursement and recoupments	1.51%	1.50%	0.26%	(0.63)%	(0.13)%
After waiver, expense reimbursement and recoupments	1.51%	1.50%	0.46%	(0.18)%	0.06%
Portfolio turnover rate	225.05%(4)	283.70%(4)	244.44%(4)	303.76%	251.72%

(1)	Per share net investment income (loss) was calculated using the daily average shares outstanding method.
(2)
Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return represented is total return of Net Asset Value.

(3)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses. The annualized before waiver, expense reimbursement and recoupments after waiver, expense reimbursement and recoupments ratios excluding dividends on short positions, interest and broker expenses were 0.95% and 0.95%, 0.95% and 0.95%, 1.28% and 1.08%, 1.95% and 1.50%, 1.69% and 1.50%, for the years ended November 30, 2024, November 30, 2023, November 30, 2022, November 30, 2021, November 30, 2020, respectively.

(4)	Excludes the impact of in-kind transactions.
(5)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on February 18, 2022. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

The accompanying notes are an integral part of these financial statements.

19

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2024
(1) ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Convergence Long/Short Equity ETF (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is to seek long-term capital growth. The Fund is an actively managed exchange-traded fund (“ETF”). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
Effective February 18, 2022, the Fund converted from a mutual fund to an ETF, pursuant to an Agreement and Plan of Reorganization. The reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares). The costs of the reorganization were borne by the Fund’s investment adviser, Convergence Investment Partners, LLC (the “Adviser”). The reorganization did not result in a material change to the investment portfolio. The mutual fund offered Institutional Class shares and commenced operations on December 29, 2009. The following table illustrates the specifics of the reorganization of the mutual fund into the ETF:

Convergence Long/Short Equity Fund Net Assets*	Shares Issued to Shareholders of Convergence Long/Short Equity Fund	Convergence Long/Short Equity ETF Net Assets	Combined Net Assets	Tax Status of Transfer
$26,419,556	1,707,329	$ —	$26,419,556	Non-Taxable

*	Includes accumulated net investment losses, accumulated realized gains and unrealized appreciation in the amounts of $(86,871), $2,453,571, and $8,049,316, respectively.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a)
Investment Valuation. Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the last sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by an approved independent pricing service (“Pricing Service”).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and

20

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined as described below.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.
FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –
Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$237,056,271	$ —	$ —	$237,056,271
Real Estate Investment Trusts	5,321,750	—	—	5,321,750
Short-Term Investments	467,866	—	—	467,866
Total Assets	$242,845,887	$—	$—	$242,845,887

21

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Securities Sold Short
Common Stocks	$(102,333,687)	$ —	$ —	$(102,333,687)
Real Estate Investment Trusts	(3,090,835)	—	—	(3,090,835)
Exchange Traded Funds	(1,014,064)	—	—	(1,014,064)
Total Securities Sold Short	(106,438,586)	—	—	(106,438,586)
Total Liabilities	$(106,438,586)	$—	$—	$(106,438,586)

(1)	See the Schedule of Investments for industry classifications.
The Fund did not hold any Level 3 securities during the year ended November 30, 2024.
Except for securities sold short, the Fund did not invest in any derivative securities or engage in hedging activities during the year ended November 30, 2024.
(b)
Short Positions. The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Fund is required to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets is required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Fund’s securities sold short and deposits for short sales are held with one major securities broker-dealer. The Fund does not require this broker-dealer to maintain collateral in support of the receivable for proceeds on securities sold short.

In accordance with the terms of its prime brokerage agreements with broker-dealers, the Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. During the year ended November 30, 2024, the Fund has incurred $1,779,193 of interest income and $169,940 of interest expense, for a total net income of $1,609,253 on borrowed securities which is reflected in prime broker interest income on the Statement of Operations.
Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Effective August 19, 2022, the Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivatives Risk Manager.

22

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
(c)
Federal Income Taxes. The Fund complies with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended November 30, 2024, the Fund did not incur any interest or penalties. The Fund’s tax returns for the prior three tax years remain subject to examinations by the Fund’s major tax jurisdictions, which include the Untied States of America and the state of Delaware.
(d)
Distributions to Shareholders. The Fund will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(e)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Fund does not charge a redemption fee, and therefore the offering and redemption price per share are equal to the Fund’s NAV per share.

(g)
Allocation of Income, Expenses and Gains/Losses. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h)
Other. Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from real estate investment trusts (“REITs”) is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available and adjusts for actual classifications in the calendar year the information is reported.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

23

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
(3) FEDERAL TAX MATTERS
The tax character of distributions paid by the Fund during the fiscal years ended November 30, 2024 and November 30, 2023 was as follows:

	November 30,
	2024	2023
Ordinary Income	$389,482	$194,639
Long-Term Capital Gain	$—	$—

As of November 30, 2024, the components of distributable earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes(1)	$102,956,854
Gross tax unrealized appreciation	$46,128,048
Gross tax unrealized depreciation	(12,677,601)
Net tax unrealized appreciation	33,450,447
Undistributed ordinary income	1,637,694
Undistributed long-term capital gain	—
Other accumulated losses	(15,142,650)
Total distributable earnings	$19,945,491

(1)	Includes securities sold short.
The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.
At November 30, 2024, the Fund had short-term capital loss carryovers of $14,816,397.
Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses, and tax equalization by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are due to redemptions in-kind and excise tax expense and have no effect on net assets or NAV per share. For the year ended November 30, 2024, the following table shows the reclassifications made:

Paid-in capital	$12,733,059
Total distributable earnings	$(12,733,059)

(4) INVESTMENT ADVISER
Pursuant to the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Fund and the Adviser, the Adviser is responsible for managing the Fund in accordance with its investment objectives. For the services it provides the Fund, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. Under this agreement, the Adviser has agreed to pay all expenses of the Fund except for the management fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser.

24

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
(5) RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Fund’s administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank National Association (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Fees incurred for these services are paid by the Adviser. Under the terms of a Fund Servicing Agreement, the Adviser pays the Fund Administration and Accounting, Transfer Agency and Custody fees for the Fund.
Certain officers of the Fund are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.
(6) CAPITAL SHARE TRANSACTIONS
Transactions in the Fund were as follows:

	Year Ended November 30,
	2024	2023
Shares sold	9,150,000	1,520,000
Shares reinvested	—	—
Shares redeemed	(2,220,000)	(1,230,000)
Net increase	6,930,000	290,000

(7) INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities (excluding short-term investments and securities sold short), creations in-kind and redemptions in-kind for the Fund for the year ended November 30, 2024 is summarized below. There were no purchases or sales of U.S. government securities for the Fund.

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$290,105,406	$296,175,886	$213,314,189	$47,402,303

(8) CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 10,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors

25

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee ”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Fund is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
(9) RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.
(10) SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to November 30, 2024, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements other than the following:
The Fund paid distributions to shareholders as follows:

Record Date	Ex-Date	Reinvestment/ Payable Date	Ordinary Income Rate	Ordinary Distribution Paid
12/16/24	12/16/24	12/17/24	0.21204209	$1,971,425

26

CONVERGENCE LONG/SHORT EQUITY ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Convergence Long/Short Equity ETF and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Convergence Long/Short Equity ETF (the “Fund”), a series of Trust for Professional Managers, as of November 30, 2024, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations and its cash flows for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2009.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 27, 2025

27

INVESTMENT Advisory Agreement Renewal
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 15, 2024 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Convergence Long/Short Equity ETF (the “Fund”), a series of the Trust, and Convergence Investment Partners, LLC (“Convergence”), the Fund’s investment adviser (the “Adviser”). The Trustees also met at a prior meeting held on June 20, 2024 (the “June 20, 2024 meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2025.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted to the Fund’s operation by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of David J. Abitz and Justin Neuberg, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and its continuing commitment to the Fund. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Fund’s performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Fund’s valuation designee and derivatives risk manager. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

28

INVESTMENT Advisory Agreement Renewal(Continued)
2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER
The Trustees discussed the performance of the Fund (market returns) for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2024. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to a benchmark index (the Russell 3000 Total Return Index) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. long-short equity ETFs) (the “Barrington Cohort”). The Trustees noted that the Adviser does not manage any other accounts that utilize strategies similar to those employed by the Fund.
The Trustees noted the Fund’s performance for each of the one-year, three-year, five-year, and ten-year periods ended March 31, 2024 was above the Barrington Cohort average. The Trustees noted that for the quarter, one-year and three-year periods ended March 31, 2024, the Fund had outperformed the Russell 3000 Total Return Index. The Trustees noted that for the five-year, ten-year and since inception periods ended March 31, 2024, the Fund had underperformed the Russell 3000 Total Return Index.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund. The Trustees took into consideration that the management fee was a “unitary management fee” whereby the Adviser agrees to pay all expenses incurred by the Fund, except the unitary management fee payable to the Adviser and certain other excluded expenses of the Fund. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of the Fund relative to the Barrington Cohort.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement, as well as the Fund’s brokerage practices. These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 20, 2024 meeting and the August 15, 2024 meeting at which the Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the Fund’s contractual management fee of 0.95% was above the Barrington Cohort average of 0.77%. The Trustees further noted that the Fund’s total expense ratio of 1.55% (which includes dividends and interest on short positions) was above the Barrington Cohort average of 1.00%.
The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Fund was not yet profitable to the Adviser, but the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business, despite subsidizing the Fund’s operations.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether

29

INVESTMENT Advisory Agreement Renewal(Continued)
economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund. The Trustees examined the brokerage practices of the Adviser with respect to the Fund. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional one-year term ending August 31, 2025 as being in the best interests of the Fund and its shareholders.

30

CONVERGENCE LONG/SHORT EQUITY ETF
ADDITIONAL INFORMATION (Unaudited)
Tax Information
For the year ended November 30, 2024, the Fund designated 91.85% of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended November 30, 2024, 91.96% of dividends paid from net ordinary income for the Fund qualified for the dividends received deduction available to corporate shareholders.
For the fiscal year ended November 30, 2024, the Fund designated 0% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).
Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

31

CONVERGENCE LONG/SHORT EQUITY ETF

Investment Adviser	Convergence Investment Partners, LLC 3801 PGA Boulevard Suite 1001 Palm Beach Gardens, Florida 33410
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street Suite 830 Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive Milwaukee, Wisconsin 53212
Distributor	Foreside Fund Services Three Canal Plaza Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on February 3, 2017.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date	1/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date	1/30/2025

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Financial Officer

Date	1/30/2025

* Print the name and title of each signing officer under his or her signature.